NOTES PAYABLE	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

Note 10. NOTES PAYABLE

Toyota Corolla - 2024

On March 18, 2024, the Company entered into a Finance Agreement to purchase a 2024 Toyota Corolla for $33,620 with a maturity date of February 18, 2030. The loan bears fixed interest at a rate of 5.99% per annum, with monthly payments of $467, which is comprised of principal and interest. This loan is collateralized by the underlying vehicle. The balance of this loan as of June 30, 2024, and December 31, 2023, is $26,872 and $0, respectively. The current portion of the balance of this loan as of June 30, 2024, and December 31, 2023, is $4,106 and $0, respectively.